Goodwill and Intangible Assets, Net - Summary of Estimated Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
2020	$ 1,689
2021	1,451
2022	1,169
2023	1,062
2024	854
2025 and thereafter	3,128
Net	$ 9,353	$ 11,276